Accounting policies - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2017
Freehold buildings | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, rate of annual charge	3.00%
Freehold buildings | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, rate of annual charge	10.00%
Plant and equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, rate of annual charge	4.00%
Plant and equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, rate of annual charge	30.00%
Heavy production equipment (including casting, rolling, extrusion and press equipment) | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, rate of annual charge	4.00%
Heavy production equipment (including casting, rolling, extrusion and press equipment) | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, rate of annual charge	6.00%
Chemical production plant and robotics | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, rate of annual charge	10.00%
Chemical production plant and robotics | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, rate of annual charge	15.00%
Other production machinery | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, rate of annual charge	10.00%
Other production machinery | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, rate of annual charge	20.00%
Furniture, fittings, storage and equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, rate of annual charge	10.00%
Furniture, fittings, storage and equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, rate of annual charge	30.00%